Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The following table summarizes intangible assets, net (in thousands):

	March 31, 2022	December 31, 2021
Developed technology	$10,344	$10,344
Supplier agreements	68,147	68,147
Channel partner relationships	730	730
Capitalized development costs	103	103
Customer relationships	380	380
	79,704	79,704
Accumulated amortization:
Developed technology	(10,344)	(10,344)
Supplier agreement	(11,501)	(5,289)
Channel partner relationships	(629)	(598)
Capitalized development costs	(103)	(103)
Customer relationships	(356)	(353)
	(22,933)	(16,687)
Total finite-lived intangible assets, net	$56,771	$63,017